Prepaid Expenses and Other Current Assets (Details)		1 Months Ended			9 Months Ended	12 Months Ended
	Apr. 11, 2022 CNY (¥)	Dec. 29, 2021 CNY (¥)	Oct. 20, 2021 USD ($)	Aug. 17, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Refunded (in Yuan Renminbi)					¥ 34,000,000	¥ 34,000,000
Annual interest rate					2.40%	6.00%
Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest, percentage				12.00%
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Equity interest, percentage					32.00%	32.00%
Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Invested amount (in Yuan Renminbi)				¥ 30,000
Equity interest purchased (in Yuan Renminbi)		¥ 30,000
Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”) [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Advance paid (in Yuan Renminbi)					¥ 86,858	¥ 86,858
Jiada Hexin (Beijing) Technology Co., Ltd. [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Working capital	¥ 7,000		$ 8,000
Annual interest rate			2.40%		6.00%	6.00%